Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	£ 2,365	£ 2,410
Property, plant and equipment	866	851
Deferred tax asset	103	60
Other assets		2,540
Total non-current assets	3,334	5,861
Current assets
Prepayments, accrued income and other receivables	3,957	4,161
Current income tax receivable	6,367	7,188
Other assets	2,684
Cash and cash equivalents	41,912	60,264
Total current assets	54,920	71,613
Total assets	58,254	77,474
Capital and reserves
Share capital and share premium	143,203	143,137
Other reserves	75,872	72,137
Accumulated deficit	(180,573)	(149,726)
Total equity attributable to equity holders of the Company	38,502	65,548
Non-current liabilities
Provisions	46	46
Lease liabilities	396	164
Total non-current liabilities	442	210
Current liabilities
Trade payables	4,803	1,829
Payroll taxes and social security	162	170
Accrued expenditure	10,002	9,510
Lease liabilities	243	207
Provisions	4,100
Total current liabilities	19,310	11,716
Total liabilities	19,752	11,926
Total equity and liabilities	£ 58,254	£ 77,474